CONVERTIBLE NOTE, NET - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2023	Jul. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares	Apr. 30, 2016 $ / shares
Debt Instrument [Line Items]
Debt annual interest rate			3.85%
Share price | $ / shares				$ 0.05	$ 0.04	$ 0.03
Proceeds from convertible notes	¥ 17,832	$ 2,813
Adjustments to additional paid in capital warrants issued | ¥	¥ 1,420